Leases and right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Leases [Abstract]
Schedule of Leases and Right-of-use Assets
The Company is the lessee of various assets including mobile mine equipment, offices and properties. These right-of-use assets presented below are included in property, plant and equipment (Note 12).

	Right-of-use Land and buildings	Right-of-use Plant and equipment	Total
Cost
Opening balance at January 1, 2024	$15,966	$22,777	$38,743
Additions	1,930	1,814	3,744
Disposals	—	(215)	(215)
Transfers and other movements	580	(87)	493
Balance at December 31, 2024	$18,476	$24,289	$42,765
Additions	214	5,382	5,596
Disposals	(66)	(4,208)	(4,274)
Transfers and other movements	244	(2,615)	(2,371)
Balance at December 31, 2025	$18,868	$22,848	$41,716

Accumulated depreciation
Opening balance at January 1, 2024	$(5,880)	$(10,250)	$(16,130)
Depreciation for the year	(1,879)	(3,286)	(5,165)
Disposals	—	104	104
Transfers and other movements	(35)	95	60
Balance at December 31, 2024	$(7,794)	$(13,337)	$(21,131)
Depreciation for the year	(2,093)	(3,475)	(5,568)
Disposals	66	3,751	3,817
Transfers and other movements	—	2,090	2,090
Balance at December 31, 2025	$(9,821)	$(10,971)	$(20,792)

Right-of-use assets, net carrying amount at December 31, 2024	$10,682	$10,952	$21,634
Right-of-use assets, net carrying amount at December 31, 2025	$9,047	$11,877	$20,924